BETTER 10K - FAIR VALUE MEASUREMENTS - Notional and Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative Asset	$ 2,264	$ 3,048	$ 9,296
Derivative Liability	785	1,828	2,382
IRLCs
Derivative [Line Items]
Notional Value	239,575	225,372	2,560,577
Derivative Asset	271	316	8,484
Derivative Liability	785	1,828	916
Forward commitments
Derivative [Line Items]
Notional Value	356,000	422,000	2,818,700
Derivative Asset	1,993	2,732	812
Derivative Liability	$ 0	$ 0	$ 1,466